Fair Value Measurements (Details) - Schedule of liabilities measured on recurring basis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of liabilities measured on recurring basis [Line Items]
Fair value at January 1
Contingent consideration liability recorded upon Closing	120,350
Change in fair value	(37,200)
Contingent consideration settled	(83,150)
Fair value at December 31
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of liabilities measured on recurring basis [Line Items]
Fair value at January 1
Contingent consideration liability recorded upon Closing
Change in fair value
Contingent consideration settled
Fair value at December 31